UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Latin
America Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.7%
Ternium SA - ADR	161,000	$ 5,755,750
Brazil — 66.5%
AES Tiete SA	167,000	1,773,687
AES Tiete SA, Preference Shares	173,000	2,163,975
Anhanguera Educaional
Participacoes SA	510,000	7,974,187
BM&F Bovespa SA	1,754,000	12,964,521
BR Malls Participacoes SA	268,000	4,028,838
BR Properties SA	585,000	4,639,953
Banco ABC Brasil SA, Preference
Shares	510,000	4,033,489
Banco Bradesco SA - ADR (a)	2,376,000	44,264,880
Banco do Brasil SA	734,300	12,692,017
Banco Industrial e Comercial SA,
Preference Shares	560,000	4,441,665
Bradespar SA, Preference Shares	803,000	16,879,071
CPFL Energia SA	262,000	6,045,008
Cia Brasileira de Distribuicao
Grupo Pao de Acucar - ADR (a)	149,000	9,693,940
Cia de Bebidas das Americas,
Preference Shares - ADR (a)	225,000	24,574,500
Cia de Concessoes Rodoviarias	210,000	4,816,579
Cia Energetica de Minas
Gerais - ADR (a)	575,000	8,740,000
Cia Energetica de Minas Gerais,
Preference Shares	49,000	730,765
Cia Energetica de Sao Paulo,
Preference 'B' Shares	575,000	8,768,194
Cyrela Brazil Realty SA	1,487,000	20,823,749
Diagnosticos da America SA	644,000	6,232,022
Hypermarcas SA (b)	815,000	10,620,764
Iguatemi Empresa de Shopping
Centers SA	106,000	2,106,982
Iochpe-Maxion SA	525,000	5,790,880
Itau Unibanco
Holdings SA - ADR (a)	3,384,000	75,767,760
Itau Unibanco
Holdings SA - ADR (c)	500,000	11,195,000
Itausa-Investimentos Itau SA,
Preference Shares	2,608,169	19,292,858
Light SA	176,000	2,213,509
Localiza Rent A Car SA	590,000	8,134,808
Lojas Renner SA	145,000	4,865,761
Lupatech SA (b)	96,000	1,159,882
Marcopolo SA, Preference Shares	335,000	1,904,708
Metalfrio Solutions SA	166,000	942,881
Multiplus SA (b)	575,000	7,028,940
Natura Cosmeticos SA	14,000	366,159
OGX Petroleo e Gas
Participacoes SA (b)	1,526,000	16,068,638
PDG Realty SA Empreendimentos
e Participacoes	1,368,031	14,475,243

Common Stocks	Shares	Value
Brazil (concluded)
Petroleo Brasileiro SA - ADR	2,141,000	$ 68,190,850
Profarma Distribuidora de
Produtos Farmaceuticos SA	365,000	3,320,446
Rossi Residencial SA	258,000	2,355,856
Tele Norte Leste
Participacoes SA - ADR	19,100	279,433
Totvs SA	57,000	4,169,997
Tractebel Energia SA	337,000	4,397,402
Vale SA - ADR (b)	2,953,000	71,551,190
Weg SA	203,000	2,092,557
		544,573,544
Chile — 3.4%
Banco Santander
Chile SA - ADR (a)	125,000	10,376,250
Empresa Nacional de
Electricidad SA - ADR	106,000	5,252,300
Empresas La Polar SA	31,900	194,001
Lan Airlines SA	260,000	6,209,573
SACI Falabella	680,000	5,322,590
		27,354,714
Colombia — 1.5%
Pacific Rubiales Energy Corp. (b)	505,000	12,113,516
Mexico — 16.3%
America Movil, SA de CV - ADR	1,462,000	72,529,820
Empresas ICA Sociedad
Controladora, SA de CV (b)	862,000	2,173,261
Fomento Economico Mexicano, SA
de CV - ADR	396,000	19,277,280
Genomma Lab
Internacional SA de CV (b)	1,660,000	5,652,794
Grupo Mexico, SA de CV	4,063,000	10,763,616
Grupo Televisa, SA - ADR	738,000	14,022,000
Wal-Mart de Mexico, SA de CV	3,835,000	9,044,561
		133,463,332
Panama — 1.0%
Copa Holdings SA, Class A	165,000	8,522,250
Peru — 3.7%
Cia de Minas
Buenaventura SA - ADR	382,000	14,749,020
Credicorp Ltd.	79,000	7,719,880
Southern Copper Corp. (a)	238,000	7,475,580
		29,944,480
Total Common Stocks – 93.1%		761,727,586

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	CAD	Canadian Dollar
BRL	Brazilian Real	USD	US Dollar

BLACKROCK LATIN AMERICA FUND, INC.

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Brazil — 0.1%
Lupatech SA, 6.50%, 4/15/18 (d)	BRL	2,128	$ 1,222,195
Total Corporate Bonds – 0.1%			1,222,195
Structured Notes
Brazil — 4.5%
Deutsche Bank AG (Cyrela Brazil
Realty SA), due 11/03/10 (b)	USD	325	4,553,932
Morgan Stanley BV (b):
(Cyrela Brazil Realty SA
Empreendimentos e
Participacoes),
due 4/05/12		200	2,809,400
(Hypermarcas SA), due
6/12/11		25	326,900
(Itausa - Investimentos Itau
SA), due 4/05/12		6	44,047
(Lojas Renner SA), due
11/17/10		400	13,654,720
(Lojas Renner SA), due
3/04/11		50	1,705,585
(Lojas Renner SA), due
7/29/11		33	1,109,051
(Natura Cosmetico SA), due
7/29/11		95	2,486,749
(OGX Petroleo e Gas
Participacoes SA), due
4/05/12		609	6,410,882
(PDG Realty SA), due 4/05/12		177	1,882,749
(Rossi Residencial SA), due
4/05/12		200	1,837,280
Total Structured Notes – 4.5%			36,821,295
Total Long-Term Investments
(Cost – $533,223,732) – 97.7%			799,771,076
Short-Term Securities		Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (e)(f)		4,907,101	4,907,101
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.34% (e)(f)(g)	USD	85,967	85,967,083
Total Short-Term Securities
(Cost – $90,874,184) – 11.1%			90,874,184

Value
Total Investments
(Cost – $624,097,916*) – 108.8%	$ 890,645,260
Liabilities in Excess of Other Assets – (8.8)%	(72,147,445)
Net Assets – 100.0%	$ 818,497,815

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 663,931,071
Gross unrealized appreciation	$ 236,694,094
Net Gross unrealized unrealized appreciation depreciation	$ 226,714,189 (9,979,905)

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Convertible security.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

Shares/
	Beneficial		Shares/
	Interest		Beneficial
	Held at		Interest Held
	October 31,	Net	at July 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	9,596,587	(4,689,486)	4,907,101 $4,577
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$156,541,250 $(70,574,167) $85,967,083 $130,602

(f) Represents the current yield as of report date.

(g) Security was purchased with the cash collateral from loaned securities.
• Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency	Currency	Counter-	Settlement	Unrealized
Purchased	Sold	party	Date	Appreciation
CAD 495,148 USD	479,363	State	8/03/10	$ 2,275
		Street
		Global
		Markets

2 BLACKROCK LATIN AMERICA FUND, INC.

JULY 31, 2010

Schedule of Investments (continued)

BlackRock Latin America Fund, Inc.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common
Stocks[1]	$761,727,586	—	— $ 761,727,586
Corporate
Bonds	—	—	$1,222,195	1,222,195
Structured
Notes	6,776,147	—	30,045,148	36,821,295
Short-Term
Securities	4,907,101	$85,967,083	—	90,874,184
Total	$773,410,834	$85,967,083 $31,267,343 $ 890,645,260

1 See above schedule of investments for values in each country.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign
currency
exchange
contracts	—	$2,275	—	$2,275

2 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LATIN AMERICA FUND, INC.

JULY 31, 2010

3

Schedule of Investments(concluded)

BlackRock Latin America Fund, Inc.

The following is a reconciliation of investments for unobservable inputs (Level 3) used to determine fair value:

		Investments In Securities
	Corporate	Structured
	Bonds	Notes	Total
Assets:
Balance, as of
October 31, 2009	$ 1,753,383	$ 20,909,528	$ 22,662,911
Accrued
discounts/premiums	---	---	---
Realized gain	---	6,303,277	6,303,277
Change in unrealized
appreciation/
depreciation[3]	(253,637)	(2,753,111)	(3,006,748)
Purchases	---	11,026,348	11,026,348
Sales	(277,551)	(20,801,199)	(21,078,750)
Transfers in4	---	15,360,305	15,360,305
Transfers out[4]	---	---	---
Balance, as of
July 31, 2010	$ 1,222,195	$ 30,045,148	$ 31,267,343

3 Included in the related net change in unrealized appreciation/depreciation in the
Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $2,119,786.
4The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

4 BLACKROCK LATIN AMERICA FUND, INC.

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Latin America Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: September 27, 2010